Subsequent Events - Additional Information (Detail) - USD ($)									9 Months Ended		12 Months Ended
	Oct. 29, 2015	Oct. 15, 2015	Oct. 12, 2015	Oct. 01, 2015	Jul. 01, 2015	Mar. 05, 2015	Feb. 02, 2015	Jan. 09, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Apr. 30, 2015
Subsequent Event [Line Items]
Lease agreement, date									2018-06
Monthly lease payments					$ 23,300		$ 22,000				$ 18,000
Lease payment, description					The lease agreement provides for monthly lease payments of $23,300 beginning in September of 2015, with increases in the following three years.				The amendment provides for monthly lease payments of $22,000 beginning in June 2015, with increases in the following two years.
Expenses related stock issuance									$ 530,000	$ 276,000	$ 2,117,217
Preferred stock, conversion basis description									The sale of the Preferred Stock is expected to take place in two separate closings. Upon the first closing, which closed on October 15, 2015, the Company received proceeds of approximately $4.0 million, net of $0.5 million in estimated expenses. Upon the successful completion of the second closing for up to $5.4 million, the full $10 million of Preferred Stock will be convertible into 5,405,405 shares of the Company's Common Stock, based on a fixed conversion price of $1.85 per share on an as-converted
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares upon cashless exercise warrants											865,429
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares upon cashless exercise warrants											(31,250)
Conversion of stock, Description									On October 29, 2015, the Company and Sabby entered into an amendment to the Sabby Purchase Agreement, that provides for a restriction on Sabby’s ability to convert the Series A Preferred Stock into Common Stock until November 20, 2015. In the event that the Company does not obtain stockholder approval for the securities issued to Sabby in excess of 19.99% of our Common Stock before November 20, 2015, then the Company is obligated to repurchase all $4.6 million of shares of Series A Preferred Stock previously issued to Sabby for a repurchase price equal to the original purchase price plus interest at a 12% annualized rate.
Series B Warrant Liability [Member]
Subsequent Event [Line Items]
Common stock exercise price						$ 6.50						$ 6.25
Warrants expiry date									Mar. 04, 2020
Series C Warrant Liability [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants									590,415
Common stock exercise price						$ 6.25
Warrants expiry date									Mar. 05, 2020
Series D Warrants [Member]
Subsequent Event [Line Items]
Warrants exercise term									5 years
Subsequent event [Member]
Subsequent Event [Line Items]
Gifts to charitable organization								$ 210,000
Lease agreement, date							2018-06
Monthly lease payments							$ 21,719
Lease payment, description							The amendment provides for monthly lease payments of $21,719 for the first year starting in June 2015, with modest increases in the following two years.
Warrants exercisable date						Mar. 05, 2015
Percentage of issuance of common stock	19.99%
Subsequent event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of issuance of common stock		20.00%
Subsequent event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants			108,108
Common stock exercise price			$ 2.46
Issuance of shares upon cashless exercise warrants				48,799
Subsequent event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted into common stock			5,405,405
Fixed conversion price per share			$ 1.85
Obligated to repurchase value	$ 4,600,000
Percentage of annualized purchase price plus interest	12.00%
Subsequent event [Member] | Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible preferred stock		$ 4,000,000
Expenses related stock issuance		500,000
Subsequent event [Member] | Series A Convertible Preferred Stock [Member] | Maximum [Member] | Sabby Management, LLC [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible preferred stock		$ 5,400,000
Subsequent event [Member] | Series B Warrant Liability [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants						589,510
Common stock exercise price						$ 6.50
Gross proceeds upon exercise of warrants						$ 3,800,000
Number of shares converted into common stock				15,135
Subsequent event [Member] | Series C Warrant Liability [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants						589,510
Common stock exercise price						$ 6.25
Warrants expiry date						Mar. 05, 2020
Subsequent event [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants			2,702,704
Common stock exercise price			$ 2.46
Subsequent event [Member] | Series D Warrants [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants			108,108
Subsequent event [Member] | Series D Warrants [Member] | Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Subsequent Event [Line Items]
Maximum commitment under stock purchase agreement			$ 10,000,000